Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 7—Income Taxes

Pacific Drilling S.A., a holding company and Luxembourg resident, is subject to Luxembourg corporate income tax and municipal business tax at a combined rate of 28.8 percent. Qualifying dividend income and capital gains on the sale of qualifying investments in subsidiaries are exempt from Luxembourg corporate income tax and municipal business tax. Consequently, Pacific Drilling S.A. expects dividends from its subsidiaries and capital gains from sales of investments in its subsidiaries to be exempt from Luxembourg corporate income tax and municipal business tax.

Income taxes have been provided based on the laws and rates in effect in the countries in which our operations are conducted or in which our subsidiaries are considered residents for income tax purposes. Our income tax expense or benefit arises from our mix of pretax earnings or losses, respectively, in the international tax jurisdictions in which we operate. Because the countries in which we operate have different statutory tax rates and tax regimes with respect to one another, there is no expected relationship between the provision for income taxes and our income or loss before income taxes.

Income / (loss) before income taxes consisted of the following:

	Years ended December 31,
	2012	2011	2010
	(In thousands)
Luxembourg	$(24,451)	$(1,281)	$—
United States	(444)	(2,753)	498
Other Jurisdictions	80,597	4,331	36,752

Total	$55,702	$297	$37,250

The components of income tax (provision) / benefit consisted of the following:

	Years ended December 31,
	2012	2011
	(In thousands)
Current income tax expense:
Luxembourg	$(535)	$—	$—
United States	(4,404)	(164)	(301)
Other Foreign	(20,540)	(6,205)	(21)

Total current	$(25,479)	$(6,369)	$(322)
Deferred tax benefit:
Luxembourg	$32	$—	$—
United States	4,646	782	344
Other Foreign	(912)	2,387	27

Total deferred	$3,766	$3,169	$371
Income tax (expense) benefit	$(21,713)	$(3,200)	$49

A reconciliation between the Luxembourg statutory rate of 28.8 percent and Liberian statutory rate of zero percent and our effective tax rate is as follows:

	Years ended December 31,
	2012	2011	2010
Statutory rate	28.8%	28.8%	—
Effect of tax rates different than the Luxembourg statutory tax rate	6.8%	108.5%	(0.1)%
Change in valuation allowance	3.4%	934.1%	—
Adjustments related to prior years	—	6.0%	—

Effective tax rate	39.0%	1,077.4%	(0.1)%

The components of deferred tax assets and liabilities consist of the following:

	December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$4,671	$2,547
Accrued payroll expenses	4,644	2,175
Deferred revenue	5,592	2,410
Other	23	18

Deferred tax assets	14,930	7,150
Less: valuation allowance	(4,476)	(2,547)

Total deferred tax assets	$10,454	$4,603
Deferred tax liabilities:
Depreciation and amortization	$(1,125)	$(1,063)
Deferred expenses	(2,024)	—

Total deferred tax liabilities	$(3,149)	$(1,063)

Net deferred tax assets	$7,305	$3,540

As of December 31, 2012 and 2011, the Company had gross deferred tax assets of $4.7 million and $2.5 million related to loss carry forwards in various worldwide tax jurisdictions. The majority of the loss carry forwards have no expiration.

A valuation allowance for deferred tax assets is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2012 and 2011, the valuation allowance for deferred tax assets was $4.5 million and $2.5 million, respectively. The increase in our valuation allowance primarily resulted from losses incurred in Nigeria and Brazil during the year ended December 31, 2012, for which we believe it is more likely than not that a tax benefit will not be realized.

We consider the earnings of certain of our subsidiaries to be indefinitely reinvested. As such, we have not provided for taxes on these unremitted earnings. Should we make a distribution from the unremitted earnings of these subsidiaries, we would be subject to taxes payable to various jurisdictions. At December 31, 2012, the amount of indefinitely reinvested earnings was approximately $29 million. If all of these indefinitely reinvested earnings were distributed, we would be subject to estimated taxes of approximately $0.4 million.

We recognize tax benefits from an uncertain tax position only if it is more likely than not that the position will be sustained upon examination by taxing authorities based on the technical merits of the position. As of December 31, 2012 and 2011, we have not accrued any liabilities with respect to uncertain tax positions. We will recognize interest and penalties related to uncertain tax positions in income tax expense.

Pacific Drilling is subject to taxation in various U.S., foreign, and state jurisdictions in which it conducts business. Tax years as early as 2009 remain subject to examination. As of December 31, 2012, Pacific Drilling’s only ongoing tax audit is in Nigeria and relates to the 2011 tax year. The audit recently commenced and no issues have been raised to date. There are no other known pending tax audits.